SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2020
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2020:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	1,300,000	191,469	7/1/2020	6/1/2021	5.10%
Agricultural Bank - Longwan Branch	3,000,000	441,852	2/28/2020	2/1/2021	2.85%
Agricultural Bank - Longwan Branch	5,750,000	846,883	7/9/2020	7/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,000,000	883,704	8/10/2020	8/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,190,000	911,688	11/4/2019	11/1/2020	5.66%
Agricultural Bank - Longwan Branch	7,580,000	1,116,413	8/14/2020	8/13/2021	5.10%
Agricultural Bank - Longwan Branch	8,000,000	1,178,273	11/13/2019	11/11/2020	5.66%
Agricultural Bank - Longwan Branch	8,700,000	1,281,372	12/23/2019	12/1/2020	5.70%
Bank of China	4,250,000	625,957	9/7/2020	9/2/2021	5.27%
Bank of China	5,750,000	846,883	9/3/2020	8/31/2021	5.27%
China Merchants Bank	16,500,000	2,430,187	12/13/2019	12/20/2020	4.55%
Industrial Bank	1,000,000	147,284	6/2/2020	3/2/2021	5.50%
Industrial Bank	1,900,000	279,840	12/26/2019	12/26/2020	5.22%
Industrial Bank	3,000,000	441,852	11/1/2019	10/21/2020	6.00%
Industrial Bank	5,000,000	736,420	10/30/2019	10/30/2020	6.00%
Industrial Bank	5,000,000	736,420	10/31/2019	10/26/2020	6.00%
China Minsheng Bank	2,800,000	412,395	6/11/2020	6/11/2021	5.80%
China Minsheng Bank	3,000,000	441,852	6/12/2020	6/12/2021	5.80%
CZBANK	550,000	81,006	4/9/2020	11/26/2020	6.00%
CZBANK	1,105,000	162,749	4/13/2020	11/20/2020	6.00%
CZBANK	1,580,000	232,709	4/16/2020	11/23/2020	6.00%
CZBANK	2,140,000	315,188	4/10/2020	12/10/2020	6.00%
CZBANK	2,970,000	437,434	4/10/2020	1/6/2021	6.00%
CZBANK	4,610,000	678,980	4/17/2020	12/24/2020	6.00%
CZBANK	1,980,000	291,622	4/13/2020	10/23/2020	6.00%
Bank of Communications	3,300,000	486,037	2/13/2020	2/9/2021	6.15%
Bank of Communications	5,000,000	736,425	2/11/2020	2/9/2021	6.15%
Total	117,955,000	17,372,894

Short-term bank borrowings consisted of the following at September 30, 2019:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	866,013	11/5/2018	11/1/2019	6.09%
Agricultural Bank - Longwan Branch	8,000,000	1,119,241	11/19/2018	11/18/2019	6.09%
Agricultural Bank - Longwan Branch	8,700,000	1,217,175	1/2/2019	1/1/2020	6.09%
Agricultural Bank - Longwan Branch	5,750,000	804,455	7/23/2019	7/22/2020	6.65%
Agricultural Bank - Longwan Branch	4,300,000	601,592	8/1/2019	7/1/2020	6.65%
Agricultural Bank - Longwan Branch	6,000,000	839,431	8/26/2019	8/25/2020	5.66%
Bank of China	2,850,000	398,730	9/11/2019	9/9/2020	5.27%
Bank of China	4,250,000	594,597	9/24/2019	9/22/2020	5.27%
Bank of China	3,400,000	475,677	9/20/2019	9/18/2020	5.27%
China Merchants Bank	13,500,000	1,888,719	12/14/2018	12/9/2019	5.44%
China Merchants Bank	3,000,000	419,715	3/20/2019	12/9/2019	5.44%
China Merchants Bank	1,955,000	273,516	9/3/2019	2/29/2020	4.35%
Industrial Bank	1,000,000	139,905	12/5/2018	12/4/2019	6.50%
Industrial Bank	7,000,000	979,336	11/8/2018	11/8/2019	6.50%
Industrial Bank	6,000,000	839,431	11/12/2018	11/5/2019	6.50%
China Minsheng Bank	3,000,000	419,715	6/19/2019	6/19/2020	6.74%
China Minsheng Bank	2,880,000	402,927	6/20/2019	6/20/2020	6.74%
Ping An Bank	3,600,000	503,659	9/20/2019	9/20/2020	7.96%
CZBANK	3,200,000	447,696	8/9/2019	4/10/2020	6.00%
CZBANK	4,700,000	657,554	8/14/2019	4/14/2020	6.00%
CZBANK	1,500,000	209,858	8/12/2019	4/14/2020	6.09%
CZBANK	1,000,000	139,905	9/11/2019	4/9/2020	6.00%
CZBANK	3,000,000	419,715	9/12/2019	4/13/2020	6.00%
CZBANK	2,600,000	363,753	9/17/2019	4/10/2020	6.00%
Bank of Communications	4,500,000	629,573	7/25/2019	2/20/2020	7.80%
Bank of Communications	4,500,000	629,573	7/26/2019	2/20/2020	7.40%
Total	116,375,000	16,281,461

Schedule of carrying values of pledged assets to secure short-term borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2020	2019
Accounts receivable	$1,829,454	$2,028,624
Buildings, net	4,409,238	4,312,115
Land use rights, net	411,067	402,622
Machinery, net	95,078	98,210
Inventory	2,651,113	1,608,909
Total	$9,395,950	$8,450,480